SCHEDULE 1 STATEMENTS OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
Research and development	$ (25,994)	$ (23,739)	$ (22,086)
General and administrative	(8,764)	(8,573)	(8,786)
Selling and marketing	(2,057)	(1,281)	(1,195)
Total operating expenses	(36,815)	(33,593)	(32,955)
Loss from operations	(13,219)	(13,475)	(12,944)
Interest income	12,358	13,240	12,668
Loss before income taxes	789	(1,479)	5,002
Income tax expenses	(403)	(772)	(879)
Share of net income (loss) of an equity method investee	(264)	41	(1,113)
Net income (loss)	124	(2,202)	3,005
Parent Company [Member]
Operating expenses:
Research and development	1,017	(944)	(1,339)
General and administrative	(1,626)	(2,190)	(2,269)
Selling and marketing	86	(48)	(51)
Total operating expenses	(523)	(3,182)	(3,659)
Loss from operations	(523)	(3,182)	(3,659)
Interest income	1
Loss before income taxes	(522)	(3,182)	(3,659)
Income tax expenses		(150)	(150)
Share of net income of subsidiaries, net of taxes	(848)	(1,080)	(6,786)
Share of net income (loss) of an equity method investee	202	50	28
Net income (loss)	$ 124	$ (2,202)	$ 3,005